Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Accrued Expenses and Other Current Liabilities
Schedule of accrued expenses and other current liabilities

	December 31,
	2018	2017
Clinical trials	$1,492	$4,742
General and administrative	101	314
Research and development	272	312
Employee compensation	66	3
	$1,931	$5,371